RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended	9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
Schedule the impact of the restatements on the Company's financial statements

Balance Sheet as of January 15, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$365,248,633	$48,751,367	$414,000,000
Common stock shares	$1,523	$(488)	$1,035
Additional paid-in capital	$6,415,718	$(6,415,718)	$—
Accumulated deficit	$(1,417,236)	$(42,335,161)	$(43,752,397)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(48,751,367)	$(43,751,362)

The impact of the restatements on the Company’s financial statements is reflected in the following tables.

	As
	Previously		As
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	Reported	Adjustment	Restated
Sale of 41,400,000 Units, net of underwriting discounts	$371,629,911	$(371,629,911)	$—
Initial value of common stock subject to possible redemption at IPO date	(365,248,633)	365,248,633	—
Change in value of common stock subject to redemption	6,295,969	(6,295,969)	—
Accretion for common stock to redemption amount	—	(42,359,126)	(42,359,126)
Total stockholders’ equity (deficit)	5,000,005	(42,455,398)	(37,455,393)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of common stock subject to redemption	$42,455,398	$(42,455,398)	$—
Total stockholders’ equity	(50,666,168)	—	(50,666,168)

In connection with the change in presentation for common stock subject to redemption, the Company also restated its income (loss) per share. The impact of this restatement on the Company’s financial statements is reflected in the following table:

	Basic and diluted	Basic and	Basic and diluted	Basic
	weighted average	diluted	weighted	and
	shares	net loss	average shares	diluted
	outstanding,	per	outstanding,	net loss
	Class A common	share,	Class B common	per share,
	stock subject to	Class A	stock subject to	Class B
	possible	common	possible	common
	redemption	stock	redemption	stock
For the three months ended, September 30, 2021
As Previously Reported	51,750,000	$0.22	—	$—
As Restated	41,400,000	$0.22	10,350,000	$0.22
For the nine months ended, September 30, 2021
As Previously Reported	48,906,593	$0.09	—	$—
As Restated	39,125,275	$0.08	10,275,824	$0.08